Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

Aggregate future minimum lease payments under noncancelable operating leases with an initial term in excess of one year were as follows as of December 31, 2017 (in thousands):

Amount
Year Ending:
2018	$51,490
2019	38,558
2020	26,735
2021	17,948
2022	16,202
Thereafter	23,285

Total	$174,218